Share-based payment plan (Details)	1 Months Ended								12 Months Ended
	Mar. 31, 2025 Option	Nov. 30, 2023 Option	Oct. 31, 2023 Option	May 31, 2018 shares	Jul. 31, 2016 shares	Jul. 31, 2015 Option	Nov. 30, 2014 Option	Jul. 31, 2014 Option	Dec. 31, 2025 Option	Dec. 31, 2024 Option	Dec. 31, 2023 Option
All plans materialise
Share-based payment plans
Outstanding at beginning of period									362,600	423,452	77,709
Granted									25,000		350,000
Forfeited / Cancelled									(37,600)	(60,852)	(4,257)
Outstanding at end of period									350,000	362,600	423,452
Exercisable at the end of period										12,600	73,452
Warrants outstanding									350,000	362,600	423,452
Forfeited									37,600	60,852	4,257
IPO plan
Share-based payment plans
Outstanding at beginning of period										47,524	51,781
Granted						18,180	36,151	979,898
Forfeited / Cancelled										(47,524)	(4,257)
Outstanding at end of period									0		47,524
Exercisable at the end of period											47,524
Warrants outstanding									0		47,524
Forfeited										47,524	4,257
2015 Warrant Plan
Share-based payment plans
Outstanding at beginning of period									12,600	14,600	14,600
Granted | shares				2,000	350,000
Forfeited / Cancelled									(12,600)	(2,000)
Exercised									0
Outstanding at end of period									0	12,600	14,600
Exercisable at the end of period										12,600	14,600
Warrants outstanding									0	12,600	14,600
Forfeited									12,600	2,000
2023 Warrant Plan
Share-based payment plans
Outstanding at beginning of period									350,000	350,000
Granted	25,000	25,000	325,000						25,000		350,000
Forfeited / Cancelled									(25,000)
Outstanding at end of period									350,000	350,000	350,000
Warrants outstanding									350,000	350,000	350,000
Forfeited									25,000